Short Term Leases - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases [Abstract]
Rent expense | $	$ 0.3	$ 0.2	$ 0.9	$ 0.6	$ 0.8	$ 0.8	$ 1.5
Lease expiration period			August 2026		November 2023
Number of Long Term Leases | Lease					0